Financial Risk Management - Summary of Variable Interest Rates to the Company is Exposed had been 100 Basis Points (Higher) or Lower Than the Interest Rate (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financia Liabilities Variable Rate [Line Items]
Variable rate long term debt	$ 4,110,846	$ 4,529,518	$ 421,363
Effect in case of interest rate increase in 100 basis points [Member]
Disclosure Of Financia Liabilities Variable Rate [Line Items]
Variable rate long term debt	(112,134)	(64,031)	(40,370)
Effect in case of interest rate decrease in 100 basis points [Member]
Disclosure Of Financia Liabilities Variable Rate [Line Items]
Variable rate long term debt	$ 112,134	$ 64,031	$ 40,370